Schedule of related party balance with the related party (Details) - USD ($)		Sep. 30, 2023	Mar. 31, 2023
Related Party Transaction [Line Items]
Total		$ 52,335	$ 54,588
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Total		2,195	2,199
Bin Fu [Member]
Related Party Transaction [Line Items]
Total		38,998	40,747
Xuejun Ji [Member]
Related Party Transaction [Line Items]
Total	[1]	$ 11,142	$ 11,642

[1]	a major shareholder of the Company